UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period:10/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2008 (Unaudited)

DWS Target 2011 Fund

	Shares	Value ($)

Common Stocks 16.8%
Consumer Discretionary 1.2%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	2,900	18,328
WABCO Holdings, Inc.	451	8,285

		26,613
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	2,796	161,972
Panera Bread Co. "A"*	400	18,048

		180,020
Household Durables 0.1%
Whirlpool Corp.	500	23,325

Media 0.5%
Comcast Corp. "A"	6,600	104,016
DISH Network Corp. "A"*	627	9,869
Liberty Media Corp. - Entertainment "A"*	2,300	37,030
Morningstar, Inc.*	491	18,383
The DIRECTV Group, Inc.*	3,483	76,243
Time Warner, Inc.	6,900	69,621

		315,162
Specialty Retail 0.2%
Advance Auto Parts, Inc.	1,100	34,320
AnnTaylor Stores Corp.*	4,538	57,043
Best Buy Co., Inc.	1,300	34,853

		126,216
Textiles, Apparel & Luxury Goods 0.0%
Phillips-Van Heusen Corp.	700	17,157
Consumer Staples 2.3%
Food & Staples Retailing 0.8%
Kroger Co.	5,325	146,225
Sysco Corp.	5,573	146,013
Wal-Mart Stores, Inc.	3,603	201,083
Walgreen Co.	200	5,092

		498,413
Food Products 0.5%
Bunge Ltd.	4,900	188,209
General Mills, Inc.	900	60,966
H.J. Heinz Co.	1,500	65,730

		314,905
Household Products 0.5%
Procter & Gamble Co.	4,705	303,661
Personal Products 0.1%
Herbalife Ltd.	2,000	48,860
Tobacco 0.4%
Altria Group, Inc.	2,163	41,508
Philip Morris International, Inc.	4,424	192,311

		233,819
Energy 2.5%
Oil, Gas & Consumable Fuels
Apache Corp.	903	74,344
Arch Coal, Inc.	5,300	113,473
Cimarex Energy Co.	3,141	127,085
ConocoPhillips	200	10,404
CONSOL Energy, Inc.	1,500	47,085
Encore Acquisition Co.*	2,051	63,889
ExxonMobil Corp.	3,602	266,980
Frontline Ltd.	3,832	121,858
Hess Corp.	1,812	109,100
Marathon Oil Corp.	2,700	78,570
Mariner Energy, Inc.*	8,493	122,214
Massey Energy Co.	3,100	71,579
Occidental Petroleum Corp.	681	37,823
Spectra Energy Corp.	1,200	23,196
W&T Offshore, Inc.	5,230	100,259

Walter Industries, Inc.	1,471	57,001
Whiting Petroleum Corp.*	800	41,592
Williams Companies, Inc.	1,538	32,252

		1,498,704
Financials 2.1%
Capital Markets 0.5%
Charles Schwab Corp.	3,062	58,546
Northern Trust Corp.	2,600	146,406
State Street Corp.	1,298	56,268
TD Ameritrade Holding Corp.*	1,300	17,277
The Goldman Sachs Group, Inc.	400	37,000

		315,497
Commercial Banks 0.7%
PNC Financial Services Group, Inc.	2,452	163,475
Wells Fargo & Co.	6,500	221,325

		384,800
Diversified Financial Services 0.4%
Bank of America Corp.	1,100	26,587
CME Group, Inc.	300	84,645
JPMorgan Chase & Co.	3,600	148,500

		259,732
Insurance 0.3%
Allstate Corp.	2,800	73,892
Hartford Financial Services Group, Inc.	1,400	14,448
Prudential Financial, Inc.	1,700	51,000
Unum Group	2,300	36,225

		175,565
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	200	4,806
AvalonBay Communities, Inc. (REIT)	134	9,516
Equity Residential (REIT)	900	31,437
Host Hotels & Resorts, Inc. (REIT)	1,300	13,442
ProLogis (REIT)	400	5,600
Public Storage (REIT)	300	24,450
Simon Property Group, Inc. (REIT)	500	33,515
The Macerich Co. (REIT)	100	2,942
Vornado Realty Trust (REIT)	100	7,055

		132,763
Health Care 2.4%
Biotechnology 0.2%
Amgen, Inc.*	2,400	143,736
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	2,775	167,860
Becton, Dickinson & Co.	1,500	104,100
Medtronic, Inc.	3,500	141,155
Zimmer Holdings, Inc.*	1,400	65,002

		478,117
Health Care Providers & Services 0.3%
Aetna, Inc.	4,488	111,616
Community Health Systems, Inc.*	500	10,250
Express Scripts, Inc.*	292	17,698

LifePoint Hospitals, Inc.*	1,200	28,764

		168,328
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	3,100	63,705
Eli Lilly & Co.	5,093	172,245
Johnson & Johnson	1,000	61,340
Merck & Co., Inc.	2,637	81,615
Pfizer, Inc.	15,136	268,059

		646,964
Industrials 2.1%
Aerospace & Defense 0.8%
General Dynamics Corp.	2,900	174,928
Honeywell International, Inc.	3,000	91,350
L-3 Communications Holdings, Inc.	2,000	162,340
Lockheed Martin Corp.	500	42,525

		471,143
Airlines 0.2%
Southwest Airlines Co.	13,541	159,513
Commercial Services & Supplies 0.2%
The Brink's Co.	2,395	116,134
Electrical Equipment 0.1%
Emerson Electric Co.	1,500	49,095
Industrial Conglomerates 0.1%
General Electric Co.	3,059	59,681
Machinery 0.3%
Cummins, Inc.	3,500	90,475
Flowserve Corp.	339	19,296
Gardner Denver, Inc.*	1,373	35,176
Manitowoc Co., Inc.	7,600	74,784

		219,731
Road & Rail 0.2%
Ryder System, Inc.	2,584	102,378
Trading Companies & Distributors 0.2%
United Rentals, Inc.*	10,280	105,370
Information Technology 2.6%
Computers & Peripherals 1.1%
Apple, Inc.*	191	20,550
Hewlett-Packard Co.	6,657	254,830
International Business Machines Corp.	2,000	185,940
Lexmark International, Inc. "A"*	516	13,328
QLogic Corp.*	3,900	46,878
Western Digital Corp.*	9,407	155,215

		676,741
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.*	3,700	61,938
Jabil Circuit, Inc.	11,161	93,864

		155,802
Internet Software & Services 0.2%
eBay, Inc.*	2,123	32,418
Google, Inc. "A"*	310	111,402

		143,820

IT Services 0.4%
MasterCard, Inc. "A"	200	29,564
Visa, Inc. "A"	3,400	188,190

		217,754
Semiconductors & Semiconductor Equipment 0.0%
Fairchild Semiconductor International, Inc.*	3,100	17,608
MEMC Electronic Materials, Inc.*	300	5,514

		23,122
Software 0.6%
Microsoft Corp.	14,647	327,068
Symantec Corp.*	1,280	16,102

		343,170
Materials 0.6%
Chemicals
Ashland, Inc.	900	20,331
CF Industries Holdings, Inc.	2,100	134,799
Terra Industries, Inc.	6,314	138,845
The Mosaic Co.	1,100	43,351

		337,326
Telecommunication Services 0.5%
Diversified Telecommunication Services
AT&T, Inc.	1,212	32,445
Verizon Communications, Inc.	7,302	216,651
Windstream Corp.	5,200	39,052

		288,148
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,300	42,419
Edison International	4,485	159,621

		202,040
Multi-Utilities 0.2%
Dominion Resources, Inc.	700	25,396
Sempra Energy	1,800	76,662

		102,058

Total Common Stocks (Cost $12,238,897)		10,065,383
	Principal Amount ($)	Value ($)

Government & Agency Obligation 82.3%
US Treasury Obligation
US Treasury STRIPS, 6.08% **, 8/15/2011 (a) (Cost $43,766,635)	51,729,000	49,191,899
	Shares	Value ($)

Securities Lending Collateral 14.5%
Daily Assets Fund Institutional, 2.63% (b) (c) (Cost $8,673,750)	8,673,750	8,673,750
Cash Equivalents 0.9%
Cash Management QP Trust, 2.30% (b) (Cost $512,785)	512,785	512,785

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $65,192,067) †	114.5	68,443,817
Other Assets and Liabilities, Net	(14.5)	(8,678,462)

Net Assets	100.0	59,765,355

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $65,350,881. At October 31, 2008, net unrealized appreciation for all securities based on tax cost was $3,092,936. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,789,682 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,696,746.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2008 amounted to $8,558,586 which is 14.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 19,251,918
Level 2	49,191,899
Level 3	-
Total	$ 68,443,817

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Core Plus Allocation Fund, a series of DWS Equity Trust

DWS Large Company Growth Fund, a series of DWS Investment Trust

DWS Money Market Prime Series, a series of DWS Money Funds

DWS Target 2010 Fund, a series of DWS Target Fund

DWS Target 2011 Fund, a series of DWS Target Fund

DWS Target 2012 Fund, a series of DWS Target Fund

DWS Target 2013 Fund, a series of DWS Target Fund

DWS Target 2014 Fund, a series of DWS Target Fund

DWS Equity Income Fund, a series of DWS Value Equity Trust

DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 19, 2008